UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-6324

Exact name of registrant as specified in charter:	Delaware Group Global and
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

February 28, 2007

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.65%Δ
Argentina – 1.49%
Cresud ADR	258,100	$5,131,028
†Grupo Financiero Galicia ADR	210,700	2,107,000
IRSA Inversiones y Representaciones GDR	261,000	4,606,650
		11,844,678
Australia – 0.07%
†Murchison Metals	418,465	567,852
		567,852
Brazil – 11.03%
AES Tiete	202,900,000	6,315,209
Banco do Brasil	145,000	4,690,875
Centrais Eletricas Brasileiras	797,780,793	16,930,033
Cia de Concessoes Rodoviarias	482,122	6,206,994
Companhia Siderurgica Nacional	138,512	4,840,245
CPFL Energia	309,859	4,128,044
†CPFL Energia ADR	142,700	5,763,653
Energias do Brasil	83,000	1,307,333
Petroleo Brasileiro ADR	259,500	21,170,010
†Submarino	52,600	1,733,902
†Tim Participacoes ADR	190,500	6,031,230
Votorantim Celulose e Papel ADR	491,758	8,817,221
		87,934,749
Chile – 1.10%
Banco Santander ADR	81,744	3,891,014
†#Inversiones Aguas Metropolitanas 144A ADR	208,300	4,867,097
		8,758,111
China – 10.09%■
†3SBio ADR	152,300	2,156,568
†Baidu.com ADR	18,500	1,973,950
China Merchants Holdings International	1,042,878	4,061,512
†China Properties Group	5,529,000	2,505,124
China Shipping Development	7,217,310	9,979,130
China Telecom	31,164,581	14,337,207
China Unicom	11,582,979	14,624,020
China Unicom ADR	92,800	1,170,208
†COSCO Holdings	6,572,790	5,794,309
Digital China Holdings	875,300	338,594
Fountain Set Holdings	11,058,800	3,722,789
Guangshen Railway	8,708,000	5,442,563
†JA Solar Holdings ADR	65,800	1,266,650
Shanghai Forte Land	2,818,000	1,175,933
†Star Cruises	690,000	183,205
Texwinca Holdings	7,370,000	5,247,876
†Tom Online ADR	155,800	1,880,506
Zhejiang Expressway	6,160,781	4,622,349
		80,482,493
Egypt – 0.68%
MobiNil-Egyptian Mobile Services	192,296	5,436,287
		5,436,287
Hungary – 1.65%
Magyar Telekom Telecommunications	942,766	4,596,504
OTP Bank Nyrt	200,388	8,538,722
		13,135,226

Indonesia – 2.58%
Bank Mandiri Persero	13,109,742	3,346,979
Bumi Resources	42,454,023	5,631,791
Gudang Garam	4,562,224	5,434,241
Indosat	5,888,300	3,802,992
Perusahaan Gas Negara	2,381,700	2,338,793
		20,554,796
Israel – 2.72%
Bezeq Israeli Telecommunication	2,596,837	4,038,729
†Cellcom Israel	204,100	3,755,440
Israel Chemicals	1,310,569	8,045,742
†Oil Refineries	8,407,000	5,812,715
		21,652,626
Kazakhstan – 1.20%
†KazMunaiGas Exploration Production GDR	467,541	9,561,213
		9,561,213
Malaysia – 5.25%
Eastern & Oriental	2,745,800	1,561,819
Hong Leong Bank	5,472,883	9,618,256
IOI	431,700	2,380,250
IOI Properties	545,000	1,618,946
KLCC Property Holdings	5,398,200	4,872,799
Maxis Communications	3,658,593	12,224,845
MMC	1,140,000	1,775,728
Oriental Holdings	1,136,700	1,572,370
SP Setia	1,288,000	2,353,183
Tanjong	951,490	3,913,717
		41,891,913
Mexico – 6.55%
America Movil Series L ADR	155,400	6,806,520
Controladora Comercial Mexicana	2,046,100	5,186,960
†Desc Series B	1,572,300	2,380,245
†Grupe	36,500	57,136
Grupo Aeroportuario del Sureste ADR	167,600	7,469,932
Grupo Mexico Series B	1,237,146	5,363,718
†Grupo Simec ADR	138,600	1,566,180
Grupo Televisa ADR	711,300	19,411,378
Organizacion Soriana Series B	1,402,218	4,008,131
		52,250,200
Pakistan – 0.31%
†Oil & Gas Development GDR	127,418	2,471,909
		2,471,909
Peru – 1.02%
Cia de Minas Buenaventura ADR	294,600	8,166,312
		8,166,312
Phillippines – 0.42%
Philippine Long Distance Telephone ADR	68,300	3,346,700
		3,346,700
Poland – 1.20%
Polski Koncern Naftowy Orlen	287,722	4,269,482
Telekomunikacja Polska	694,169	5,301,710
		9,571,192
Russia – 6.40%
Gazprom ADR	361,449	14,729,047
LUKOIL ADR	102,720	8,166,240
†LUKOIL ADR	114,995	9,062,756
Mobile Telesystems ADR	124,500	6,386,850
NovaTek GDR	136,022	7,399,597
Unified Energy System GDR	44,824	5,311,644
		51,056,134
South Africa – 7.83%
Barloworld	280,755	6,739,680
Gold Fields ADR	232,600	4,100,738
†Liberty Group	552,118	6,092,609
Mittal Steel South Africa	560,310	8,417,159
Remgro	372,628	8,881,699
Sasol	256,835	8,251,426
Standard Bank Group	697,776	9,713,414
Telkom	452,776	10,218,157
		62,414,882

South Korea – 15.16%
Cheil Industries	103,760	4,279,650
CJ	97,974	10,177,854
Daelim Industrial	73,752	6,331,496
†Doosan	43,787	2,695,912
Hana Financial Group	98,640	5,251,468
†Hyundai Elevator	41,054	2,968,980
†Hyundai Securities	491,710	6,817,165
Kookmin Bank	159,993	14,370,079
Korea Electric Power	240,920	10,068,046
KT	213,064	9,543,593
KT&G	65,415	3,952,448
Lotte Confectionery	6,398	8,214,067
POSCO ADR	112,500	10,428,750
Samsung	134,000	4,413,627
Samsung Electronics	13,677	8,260,578
Shinsegae	8,310	4,794,139
SK	50,270	4,278,708
SK Telecom ADR	176,600	4,026,480
		120,873,040
Taiwan – 10.61%
Cathay Financial Holding	2,502,785	5,349,655
China Steel	3,849,000	4,222,280
Chunghwa Telecom	3,738,956	6,945,981
†Eva Airways	14,559,000	6,122,840
Evergreen Marine	6,817,000	4,370,272
Formosa Chemicals & Fibre	5,945,420	11,476,120
Mega Financial Holding	8,271,125	5,470,537
President Chain Store	3,153,884	7,558,672
Taiwan Semiconductor Manufacturing	8,584,887	17,542,962
†United Microelectronics	19,202,934	11,407,014
Waffer Technology	4,207,000	4,129,580
		84,595,913
Thailand – 2.56%
Advanced Info Service Class F	2,711,788	5,937,639
Kasikornbank NVDR	4,405,200	8,286,952
Siam Cement NVDR	907,043	6,183,391
		20,407,982
Turkey – 3.53%
†Dogan Yayin Holding	1,257,546	4,218,675
Enka Insaat ve Sanayi	236,370	2,822,489
Turk Sise ve Cam Fabrikalar	1,535,311	6,264,788
Turkiye Is Bankasi Class C	1,934,491	9,302,207
Yazicilar	827,952	5,501,748
		28,109,907
United Kingdom – 0.95%
Creditcorp	43,300	2,073,637
†Dev Property Development	1,035,200	1,911,291
†Griffin Mining	1,861,900	3,583,910
		7,568,838
United States – 0.25%
Bunge	25,300	2,007,808
		2,007,808
Total Common Stock (cost $643,611,006)		754,660,761

Preferred Stock – 7.12%
Brazil – 3.84%
Centrais Elecricas Brasileiras	252,596,205	5,312,799
Companhia Vale do Rio Doce Class A	774,570	22,815,206
LA Fonte Participacoes	4,417,000	2,457,939
		30,585,944
Republic of Korea – 3.28%
Hyundai Motor	281,547	11,661,191
Samsung Electronics	31,362	14,518,903
		26,180,094
Total Preferred Stock (cost $39,486,302)		56,766,038

Participation Notes – 0.29%
India – 0.29%
Lehman CW12 Hindalco Industries	716,000	2,267,848
Total Participation Notes (cost $2,445,690)		2,267,848

Total Value of Securities – 102.06%
(cost $685,542,998)	813,694,647
Liabilities Net of Receivables and Other Assets (See Notes) – (2.06%)	(16,389,695)
Net Assets Applicable to 49,600,204 Shares Outstanding – 100.00%	$797,304,952

†Non-income producing security for the period ended February 28, 2007.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2007, the aggregate amount of Rule 144A securities equaled $4,867,097, which represented 0.61% of the Fund’s net assets. See Note 4 in "Notes."
ΔSecurities have been classified by country of origin.
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds – Delaware Emerging Markets Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund's last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$686,375,666
Aggregate unrealized appreciation	144,840,608
Aggregate unrealized depreciation	(17,521,627)
Net unrealized appreciation	$127,318,981

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at February 28, 2007.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

5. Subsequent Event Note
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

February 28, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 95.56%Δ
Australia – 2.81%
Coca-Cola Amatil	220,149	$1,435,595
Telstra	168,553	565,740
Telstra - Receipt	161,986	361,189
Westpac Banking	22,378	449,753
		2,812,277
Belgium – 1.19%
Dexia	40,468	1,191,997
		1,191,997
Canada – 1.52%
†CGI Group Class A	180,068	1,520,964
		1,520,964
Denmark – 1.22%
Novo Nordisk Class B	14,285	1,226,542
		1,226,542
Finland – 2.43%
Nokia Oyj	72,133	1,574,495
Tietoenator Oyj	30,603	861,084
		2,435,579
France – 8.81%
AXA	28,700	1,220,508
Compagnie de Saint-Gobain	12,165	1,130,968
Lafarge	8,475	1,264,703
Lagardere	13,353	1,024,380
Publicis Groupe	30,046	1,345,629
Sanofi-Aventis	12,142	1,031,044
Total	26,706	1,798,788
		8,816,020
Germany – 3.08%
Bayerische Motoren Werke	24,008	1,387,563
Metro	24,480	1,691,477
		3,079,040
Hong Kong – 1.05%
Esprit Holdings	100,500	1,047,283
		1,047,283
Japan – 11.86%
Asahi Glass	106,500	1,431,636
Canon	24,100	1,305,353
Don Quijote	72,900	1,436,068
Fujitsu	140,000	973,298
Honda Motor	24,000	891,961
Mitsubishi UFJ Financial Group	95	1,164,935
Nissan Motor	91,800	1,055,374
NTT DoCoMo	749	1,364,129
Ono Pharmaceutical	21,500	1,160,979
Terumo	28,400	1,087,385
		11,871,118
Mexico – 2.32%
Cemex S.A.B. ADR	317,637	1,082,074
Telefonos de Mexico ADR	42,659	1,238,818
		2,320,892
Netherlands – 2.71%
ING Groep CVA	36,419	1,553,688
Koninklijke Philips Electronics	31,627	1,160,633
		2,714,321
South Korea – 1.02%
Kookmin Bank ADR	11,400	1,018,476
		1,018,476

Sweden – 1.32%
Nordea Bank FDR	86,906	1,321,969
		1,321,969
Switzerland – 1.23%
Novartis AG	22,242	1,234,467
		1,234,467
United Kingdom – 14.97%
AstraZeneca	21,324	1,196,205
BP	51,896	532,015
†British Airways	109,205	1,150,256
DSG International	149,716	500,675
Greggs	4,238	375,424
HBOS	48,555	1,028,633
Kesa Electricals	178,106	1,177,590
Rio Tinto	19,860	1,070,248
Royal Bank of Scotland Group	38,443	1,512,232
Standard Chartered	39,448	1,101,728
Tomkins	227,012	1,141,877
Travis Perkins	32,407	1,243,239
Vodafone Group	475,527	1,319,704
WPP Group	113,300	1,640,592
		14,990,418
United States – 38.02%
Abbott Laboratories	22,600	1,234,412
Allstate	19,600	1,177,176
AON	31,600	1,189,740
AT&T	32,700	1,203,360
Baxter International	24,100	1,205,241
Bristol-Myers Squibb	44,800	1,182,272
Chevron	17,200	1,180,092
Chubb	23,100	1,179,255
ConocoPhillips	18,200	1,190,644
Donnelley (R.R.) & Sons	32,700	1,183,086
duPont (E.I.) deNemours	23,000	1,167,250
Gap	62,400	1,197,456
Hartford Financial Services Group	12,600	1,191,456
Heinz (H.J.)	25,800	1,183,446
Hewlett-Packard	30,300	1,193,214
Huntington Bancshares	51,100	1,182,965
Intel	59,000	1,171,150
International Business Machines	12,600	1,171,926
Kimberly-Clark	17,300	1,178,303
Limited Brands	43,300	1,198,544
Mattel	44,900	1,167,849
Merck & Co.	27,900	1,232,064
Morgan Stanley	15,900	1,191,228
Pfizer	47,000	1,173,120
Progress Energy	24,200	1,182,412
Safeway	34,700	1,199,579
Verizon Communications	32,200	1,205,246
Wachovia	21,400	1,184,918
Washington Mutual	27,900	1,201,932
Waste Management	35,400	1,205,370
Wyeth	24,100	1,178,972
†Xerox	68,500	1,182,995
		38,066,673
Total Common Stock (cost $90,048,893)		95,668,036

	Principal
	Amount
Repurchase Agreements – 3.38%
With BNP Paribas 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $1,805,963,
collateralized by $597,800 U.S. Treasury Notes 3.50%
due 2/15/10, market value $581,605, $439,700
U.S. Treasury Notes 4.00% due 4/15/10,
market value $439,838, $604,800
U.S. Treasury Notes 6.00% due 8/15/09, market value
$626,376 and $193,500 U.S. Treasury Notes 6.125%
due 8/15/07, market value $194,940)	$1,805,700	1,805,700

With Cantor Fitzgerald 5.24% 3/1/07
(dated 2/28/07, to be repurchased at $614,889,
collateralized by $630,900 U.S. Treasury Bills
due 4/12/07, market value $627,164)	614,800	614,800

With UBS Warburg 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $960,640,
collateralized by $946,600 U.S. Treasury Notes 5.50%
due 5/15/09, market value $980,080)	960,500	960,500
Total Repurchase Agreements (cost $3,381,000)		3,381,000

Total Value of Securities – 98.94%
(cost $93,429,893)		99,049,036
Receivables and Other Assets Net of Liabilities (See Notes) – 1.06%		1,060,653
Net Assets Applicable to 8,773,405 Shares Outstanding – 100.00%		$100,109,689

†Non-income producing security for the period ended February 28, 2007.
ΔSecurities have been classified by country of origin.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate
FDR – Finnish Depositary
GBP – British Pound Sterling
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at February 28, 2007:

Foreign Currency Exchange Contracts[1]
Unrealized
Contracts to Deliver	In Exchange For	Settlement Date	Depreciation
GBP 33,171	USD 65,016	3/2/07	$ (138)

1See Note 3 in “Notes.”

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds – Delaware Global Value Fund (formerly Delaware International Small Cap Value Fund) (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Fund is valued. Short term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$93,497,618
Aggregate unrealized appreciation	6,549,698
Aggregate unrealized depreciation	(998,280)
Net unrealized appreciation	$5,551,418

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in receivables and other assets net of liabilities on the Schedule of Investments.

4. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Event Note
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

February 28, 2007

	Number of	Value
	Shares	(U.S.$)
Common Stock – 98.77% Δ
Australia – 5.08%
*Coca-Cola Amatil	3,862,185	$25,185,351
*Telstra	3,045,316	10,221,463
*Telstra-Receipt	2,926,668	6,525,758
*Westpac Banking	547,833	11,010,353
		52,942,925
Belgium – 1.97%
Dexia	697,564	20,546,949
		20,546,949
Canada – 2.59%
†CGI Group Class A	3,192,258	26,963,759
		26,963,759
Denmark – 2.07%
Novo Nordisk Class B	250,722	21,527,557
		21,527,557
Finland – 4.10%
*Nokia Oyj	1,265,992	27,633,639
*Tietoenator Oyj	537,165	15,114,349
		42,747,988
France – 15.03%
AXA	506,032	21,519,729
Compagnie de Saint-Gobain	219,790	20,433,654
Lafarge	148,262	22,124,759
*Lagardere	233,206	17,890,485
*Publicis Groupe	523,800	23,458,710
*Sanofi-Aventis	224,670	19,077,957
Total	477,117	32,136,331
		156,641,625
Germany – 5.16%
*Bayerische Motoren Werke	431,760	24,953,934
*Metro	417,310	28,834,581
		53,788,515
Hong Kong – 1.86%
Esprit Holdings	1,854,839	19,328,766
		19,328,766
Japan – 20.32%
*Asahi Glass	1,810,900	24,343,190
Canon	433,839	23,498,459
*Don Quijote	1,284,200	25,297,642
Fujitsu	2,545,900	17,699,429
Honda Motor	437,900	16,274,566
Mitsubishi UFJ Financial Group	1,713	21,005,621
*Nissan Motor	1,616,400	18,582,855
*NTT DoCoMo	13,167	23,980,625
*Ono Pharmaceutical	404,400	21,837,209
*Terumo	500,100	19,147,931
		211,667,527
Mexico – 3.88%
Cemex S.A.B. ADR	557,590	18,946,908
Telefonos de Mexico ADR	739,573	21,477,200
		40,424,108
Netherlands – 4.62%
ING Groep CVA	650,614	27,756,157
Koninklijke Philips Electronics	554,807	20,360,050
		48,116,207
South Korea – 1.93%
Kookmin Bank	224,413	20,156,084
		20,156,084

Sweden – 2.21%
*Nordea Bank	1,519,212	23,035,715
		23,035,715
Switzerland – 2.12%
*Novartis AG	397,800	22,078,550
		22,078,550
United Kingdom – 25.83%
AstraZeneca	385,139	21,605,002
BP	930,600	9,540,104
†British Airways	1,972,420	20,775,492
DSG International	2,674,739	8,944,760
Greggs	83,491	7,396,073
HBOS	867,481	18,377,506
Kesa Electricals	3,124,625	20,659,194
Rio Tinto	348,266	18,767,933
Royal Bank of Scotland Group	686,758	27,015,000
Standard Chartered	712,481	19,898,608
Tomkins	4,101,520	20,630,765
Travis Perkins	589,110	22,600,197
Vodafone	8,608,232	23,889,960
WPP Group	2,007,230	29,064,813
		269,165,407
Total Common Stock (cost $942,590,377)		1,029,131,682

	Principal
	Amount
Repurchase Agreements – 0.52%
With BNP Paribas 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $2,895,022,
collateralized by $958,300 U.S. Treasury Notes 3.50%
due 2/15/10, market value $932,357, $704,900
U.S. Treasury Notes 4.00% due 4/15/10,
market value $705,094, $969,600
U.S. Treasury Notes 6.00% due 8/15/09, market value
$1,004,128 and $310,200 U.S. Treasury Notes 6.125%
due 8/15/07, market value $312,504)	$2,894,600	2,894,600

With Cantor Fitzgerald 5.24% 3/1/07
(dated 2/28/07, to be repurchased at $985,643,
collateralized by $1,011,300 U.S. Treasury Bills
due 4/12/07, market value $1,005,391)	985,500	985,500

With UBS Warburg 5.25% 3/1/07
(dated 2/28/07, to be repurchased at $1,540,125,
collateralized by $1,517,500 U.S. Treasury Notes 5.50%
due 5/15/09, market value $1,571,143)	1,539,900	1,539,900
Total Repurchase Agreements (cost $5,420,000)		5,420,000

Total Value of Securities Before Securities Lending Collateral – 99.29%
(cost $948,010,377)		1,034,551,682

Securities Lending Collateral** – 20.84%
Short-Term Investments – 20.84%
Fixed Rate Notes – 4.68%
Citigroup Global Markets 5.32% 3/1/07	43,314,021	43,314,021
ING Bank 5.33% 7/9/07	5,481,096	5,481,095
		48,795,116
•Variable Rate Notes – 16.16%
ANZ National 5.32% 3/31/08	1,096,219	1,096,219
Australia New Zealand 5.32% 3/31/08	5,481,096	5,481,095
Bank of New York 5.31% 3/31/08	4,384,876	4,384,876
Barclays 5.31% 5/18/07	7,673,534	7,673,534
Bayerische Landesbank 5.37% 3/31/08	5,481,096	5,481,096
Bear Stearns 5.38% 8/31/07	7,673,534	7,673,534
BNP Paribas 5.33% 3/31/08	5,481,096	5,481,096
Calyon 5.33% 8/14/07	2,740,548	2,740,548
Canadian Imperial Bank
5.32% 3/31/08	3,357,171	3,836,767
5.33% 8/15/07	5,011,287	4,384,876
CDC Financial Products 5.36% 3/30/07	7,125,424	7,125,424
Citigroup Global Markets 5.38% 3/7/07	7,125,424	7,125,424

Commonwealth Bank 5.32% 3/31/08	5,481,096	5,481,096
Deutsche Bank 5.34% 8/20/07	7,673,534	7,673,534
Dexia Bank 5.33% 9/28/07	7,673,274	7,672,404
Goldman Sachs Group 5.45% 2/29/08	7,125,424	7,125,424
Marshall & Ilsley Bank 5.30% 3/31/08	6,029,205	6,029,205
Merrill Lynch Mortgage Capital 5.41% 3/8/07	7,125,424	7,125,424
Morgan Stanley 5.49% 3/31/08	7,125,424	7,125,424
National Australia Bank 5.31% 3/7/07	6,796,558	6,796,558
National City Bank 5.32% 3/2/07	6,577,900	6,577,907
National Rural Utilities 5.31% 3/31/08	8,660,131	8,660,131
Nordea Bank, New York 5.31% 5/16/07	2,740,543	2,740,514
Nordea Bank, Norge 5.33% 3/31/08	5,481,096	5,481,096
Royal Bank of Scotland Group 5.31% 3/31/08	5,481,096	5,481,096
Societe Generale 5.29% 3/31/08	2,740,548	2,740,548
Sun Trust Bank 5.33% 7/30/07	7,125,424	7,125,424
Toronto Dominion 5.32% 5/29/07	6,577,315	6,577,315
Wells Fargo 5.33% 3/31/08	5,481,096	5,481,096
		168,378,685
Total Securities Lending Collateral (cost $217,173,801)		217,173,801

Total Value of Securities – 120.13%
(cost $1,165,184,178)		1,251,725,483	©
Obligation to Return Securities Lending Collateral** – (20.84%)		(217,173,801)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.71%		7,426,698
Net Assets Applicable to 66,158,549 Shares Outstanding – 100.00%		$1,041,978,380

ΔSecurities have been classified by country of origin.
†Non-income producing security for the period ended February 28, 2007.
*Fully or partially on loan.
•Variable rate security. The rate shown is the rate as of February 28, 2007.
**See Note 4 in “Notes.”
©Includes $204,318,373 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CVA – Dutch Certificate

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Global & International Funds – Delaware International Value Equity Fund (the “Fund”).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in Fund net asset value calculations as late as the Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At February 28, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,165,184,178
Aggregate unrealized appreciation	118,670,410
Aggregate unrealized depreciation	(32,066,105)
Net unrealized appreciation	$86,541,305

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at February 28, 2007.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At February 28, 2007, value of securities on loan was $204,318,373, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. At February 28, 2007, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

6. Subsequent Event Note
At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund's or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: